Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles
Goodwill and Other Intangible Assets
The following table shows the activity in goodwill and other intangible assets for the year ended December 31, 2018.

(in thousands)	Goodwill	Other Intangible Assets	Total
December 31, 2017	$72,334	$—	$72,334
Acquired goodwill and other intangible assets	40,405	7,549	47,954
Amortization	—	578	578
December 31, 2018	$112,739	$6,971	$119,710

Goodwill impairment exists when a reporting unit's carrying value exceeds its fair value. At April 1, 2018, the Company's reporting unit, PNB, had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill. The qualitative assessment indicated that it was more likely than not that the fair value of the reporting unit exceeded its carrying value, resulting in no impairment. There have been no subsequent circumstances or events triggering an additional evaluation.

Acquired Intangible Assets

The following table shows the balance of acquired intangible assets as of December 31, 2018. Park had no acquired intangible assets as of December 31, 2017.

	2018
(in thousands)	Gross Carrying Amount	Accumulated Amortization
Other intangible assets:
Core deposit intangibles	$6,249	$578
Trade name intangible	1,300	—
Total	$7,549	$578

Core deposit intangibles are being amortized, on an accelerated basis, over a period of ten years. The trade name intangible is an indefinite life asset and is not amortized, but rather is assessed, at least annually, for impairment. Amortization expense was $578,000 for the year ended December 31, 2018. There was no amortization expense during 2017.

The following is a schedule of estimated amortization expense for each of the next five years:

(in thousands)	Total
2019	$1,234
2020	1,149
2021	869
2022	629
2023	521